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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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1.  Name and address of issuer:

        THE RIVERFRONT FUNDS, INC.
        3435 STELZER ROAD
        COLUMBUS, OHIO 43219

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2.  Name of each series or class of funds for which this notice is filed:

        THE RIVERFRONT FUNDS, INC.-STOCK APPRECIATION FUND

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3.  Investment Company Act File Number:  811-6082

    Securities Act File Number:  33-34154
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4.  Last day of the fiscal year for which this notice is filed:

    SEPTEMBER 30, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [  ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    NONE

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE
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9.  Number and aggregate sale price of securities sold during the fiscal year:

    44,454,535.94 Price
     4,445,453.59 Shares
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     44,454,535.94 Price
      4,445,453.59 Shares

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     NONE
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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2:                                 44,454,535.94
                                                                         --------------
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans:                                                0
                                                                         --------------
   (iii)  Aggregate price of shares redeemed or repurchased during
          the fiscal year:                                                53,469,650.01
                                                                         --------------
    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
          to rule 24f-2:                                                              0
                                                                         --------------
     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24f-2:                      (9,015,114.07)
                                                                         --------------
    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act
          of 1933 or other applicable law or registration:                        /2900
                                                                         --------------
   (vii)  Fee Due:                                                                    0
                                                                         ==============

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures.
                                                                [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                               /s/ Walter B. Grimm
By (Signature and Title)* _____________________________________________________________

                                                  Vice President/Treasurer
                          _____________________________________________________________

Date     November 28, 1995
     ____________________________

       * Please print the name and title of the signing officer below the signature.
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                              BAKER & HOSTETLER
                       65 EAST STATE STREET, SUITE 2100
                             COLUMBUS, OHIO 43215
                                (614) 228-1541


                              NOVEMBER 28, 1995



The Riverfront Funds, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

   Subject: THE RIVERFRONT FUNDS, INC. - THE RIVERFRONT STOCK APPRECIATION FUND RULE 24f-2 NOTICE DATED NOVEMBER 28, 1995

Ladies and Gentlemen:

  In connection with the registration by The Riverfront Funds, Inc. (the "Company") under the Securities Act of 1933, as amended, of an indefinite number of shares of capital stock, $.001 par value, it is our opinion that the 4,445,453.59 shares of capital stock, $.001 par value, of the Company made definite by the above-captioned Notice were legally issued, fully paid and non-assessable, assuming that such shares of capital stock were paid for and issued as described in and for the consideration described in the Company's Registration Statements on Form N-14 and on Form N-1A, as the same may be amended from time to time.


                              Very truly yours,


                              BAKER & HOSTETLER